Provisions - changes in provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	€ 14,005
Additional provisions	14,308
Settlements	(15,085)
Unused amounts	(67)
Translation differences	(967)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	27
Provisions, at end of period	12,221
Product warranty and recall campaigns
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	6,306
Additional provisions	2,777
Settlements	(2,897)
Unused amounts	0
Translation differences	(488)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	18
Provisions, at end of period	5,716
Sales incentives
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	5,479
Additional provisions	10,524
Settlements	(11,636)
Unused amounts	(11)
Translation differences	(324)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	46
Provisions, at end of period	4,078
Legal proceedings and disputes
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	525
Additional provisions	286
Settlements	(165)
Unused amounts	(11)
Translation differences	(56)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	1
Provisions, at end of period	580
Commercial risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	561
Additional provisions	338
Settlements	(125)
Unused amounts	(4)
Translation differences	(55)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	(4)
Provisions, at end of period	711
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	106
Additional provisions	66
Settlements	(64)
Unused amounts	(12)
Translation differences	(6)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	(2)
Provisions, at end of period	88
Other risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,028
Additional provisions	317
Settlements	(198)
Unused amounts	(29)
Translation differences	(38)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	(32)
Provisions, at end of period	€ 1,048